                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


                  Investment Company Act File Number 811-09749
                                                     ---------

                         Lifetime Achievement Fund, Inc.
                              11605 West Dodge Road
                                    Suite One
                                 Omaha, NE 68154
                     -------------------------------------
                    (Address of principal executive offices)


                        Manarin Investment Counsel, Ltd.
                              11605 West Dodge Road
                                    Suite One
                                 Omaha, NE 68154
                     -------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (402) 330-1166
                                                           --------------

                     Date of fiscal year end: December 31
                                              -----------

                     Date of reporting period: June 30, 2003
                                               -------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2003

                        (Lifetime Achievement Fund Logo)

                        LIFETIME ACHIEVEMENT FUND, INC.
                        11605 West Dodge Road, Suite One
                             Omaha, Nebraska 68154
                                 (402) 330-1166

TABLE OF CONTENTS

                         Letter from the President...................................    2
                         Schedule of Investments.....................................    3
                         Statement of Assets and Liabilities.........................    4
                         Statement of Operations.....................................    5
                         Statement of Changes in Net Assets..........................    6
                         Financial Highlights........................................    7
                         Notes to Financial Statements...............................    8

This report is intended to be presented as a complete and integrated document. This report and any excerpt of this report may not be copied or reprinted without first obtaining the written permission of Lifetime Achievement Fund, Inc.

(Roland R. Manarin Photo)

       Roland R. Manarin

LETTER FROM THE PRESIDENT

Dear Shareholders,

     I'm sure you are all feeling better now than you were in March. Lifetime Achievement Fund is up 28.22% since the market low set on March 12, 2003 through June 30, 2003. Therefore, now is a wonderful time to review one of the most important reasons why most investors fail the money game -- emotions.

     During the recent lows most of us felt that "bad feeling in our gut," yet we stayed with the long-term investment approach and are now up nicely since the market bottom. There were investors all over the world who threw in the towel at or near the bottom. It happens every bear market. Emotions cloud the intellect and cause us to buy on greed and to sell on fear. I'm very proud of our clientele, as very few panicked and sold out.
     There really is little difference in today's stock market environment than in the past. What is different is the "noise." In the end, it's still the same: on average, the stocks will yo-yo uphill, following the earnings per share trend line. As I told my papa 30 years ago, "You will lose money 2 or 3 times per decade and once in a while it will be a big one. But in the long run (the rest of our lives), we will have outperformed the public by a wide margin."

     The future looks good. Fiscal and monetary stimulus is high and will lead to a positive economic reaction. Job growth will be the last thing to occur. So you will hear the media whine about that.

     The derivative world is still the sword of Damocles and continues to swing over us, hence the gold hedge position needs to be maintained. I am currently at 8% in gold mining shares to protect us against a possible melt down in the derivative pits.

     Interest rates are at 40-year lows. Refinance your house with a 30-year mortgage and invest the available equity. Remember, it's the rest of our lives we're dealing with here, not short-term market timing or stock trading. Take advantage of the interest rate opportunity. It won't last.

     Enjoy each day. That's all we really get -- one day at a time.

Peace and Goodwill,

/s/ Roland R. Manarin

Roland Manarin
President, Treasurer and Director

June 30, 2003

LIFETIME ACHIEVEMENT FUND, INC.
SCHEDULE OF INVESTMENTS
(Unaudited)

NAME OF SECURITY                    SHARES                 VALUE
MUTUAL FUNDS: 93.4%
------------------------------
Alger Capital Appreciation
  Portfolio - Class A*             263,795      $      1,870,305
Alger MidCap Growth
  Portfolio - Class A*             291,459             1,906,140
Alger Small Capitalization
  Portfolio - Class A*             745,606             2,460,500
Buffalo Small Cap Fund               4,671                83,981
Franklin Balance Sheet
  Investment Fund - Class A         68,134             2,730,796
Franklin Gold and Precious
  Metals Fund - Class A            249,033             3,284,745
Franklin Large Cap Value
  Fund - Class A                   216,992             2,519,279
Franklin MicroCap Value Fund -
  Class A+                         182,058             4,682,538
Franklin Mutual Discovery
  Fund - Class A+                  198,110             3,508,526
Franklin Mutual European
  Fund - Class A                    93,172             1,319,318
Franklin Rising Dividends
  Fund - Class A                    92,458             2,393,738
Franklin Small Cap Value
  Fund - Class A*                  127,956             3,233,438
Isabelle Small Cap Value
  Fund - Institutional Class*       72,745               801,656
Isabelle Small Cap Value
  Fund - Investor Class*           218,888             2,374,936
OCM Gold Fund*                     157,885             1,476,230
Pioneer Mid-Cap Value Fund -
  Class A*                         119,958             2,346,373
Pioneer Small-Cap Value Fund -
  Class A                          101,003             2,392,760
Templeton Developing Markets
  Trust - Class A+                 230,481             2,609,051
Templeton Growth Fund, Inc. -
  Class A+                         314,679             5,576,109
Weitz Partners Value Fund          128,678             2,492,487
                                                ----------------
Total Mutual Funds
  (Cost: $50,316,860)                                 50,062,906
                                                ----------------

NAME OF SECURITY                  SHARES                   VALUE
EQUITY SECURITIES: 16.7%
FINANCIALS: 3.5%
A.G. Edwards, Inc.+                 55,450      $      1,896,390
INFORMATION TECHNOLOGY: 0.1%
SoftBrands, Inc.*                   66,882                53,505
TELECOMMUNICATION
  SERVICES: 13.1%
Level 3 Communications, Inc.*    1,054,445             7,022,604
                                                ----------------
Total Equity Securities
  (Cost: $16,254,920)                                  8,972,499
                                                ----------------

                                 PRINCIPAL
NAME OF SECURITY                    AMOUNT                 VALUE
SHORT-TERM INVESTMENTS: 1.4%
------------------------------------------
UMB Bank, n.a., Money Market
  Fiduciary                     $  741,817               741,817
                                                ----------------
Total Short-Term Investments
  (Cost: $741,817)                                       741,817
                                                ----------------
TOTAL INVESTMENTS: 111.5%
  (Cost: $67,313,597)                                 59,777,222
LIABILITIES, LESS OTHER ASSETS: (11.5)%               (6,155,178)
                                                ----------------
NET ASSETS: 100.0%                              $     53,622,044
                                                ================

Footnotes:
----------
*    Non-income producing security.
+ As of June 30, 2003, all or a portion of the security has been pledged as collateral for a Fund loan. The total market value at June 30, 2003 of the securities pledged is $14,359,960. See Note 5 to the Financial Statements.

                    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
                                                          STATEMENTS.          3

June 30, 2003

LIFETIME ACHIEVEMENT FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)

ASSETS
  Investments, at value (cost $67,313,597)                    $   59,777,222
  Interest and dividends receivable                                   11,582
  Other assets                                                         2,828
                                                              --------------
    Total assets                                                  59,791,632
                                                              --------------
LIABILITIES
  Loan payable                                                     6,056,000
  Management fee payable                                              18,314
  Distribution fees payable                                           29,878
  Interest payable                                                    18,016
  Other accrued expenses                                              47,380
                                                              --------------
    Total liabilities                                              6,169,588
                                                              --------------
NET ASSETS                                                    $   53,622,044
                                                              ==============
NET ASSETS CONSIST OF
  Paid-in-capital                                             $   71,763,722
  Undistributed net investment loss                                 (340,886)
  Undistributed net realized loss on investments                 (10,264,417)
  Net unrealized depreciation on investments                      (7,536,375)
                                                              --------------
NET ASSETS                                                    $   53,622,044
                                                              ==============
  Capital stock, $0.001 par value:
    Authorized                                                 1,000,000,000
    Issued and outstanding                                         7,919,457
                                                              ==============
  Net asset value and redemption price per share
    (net assets/shares outstanding)                           $         6.77
                                                              ==============
  Maximum offering price per share
    (net asset value, plus 2.56% of net asset value or 2.50%
    of offering price)                                        $         6.94
                                                              ==============

 4         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

LIFETIME ACHIEVEMENT FUND, INC.
STATEMENT OF OPERATIONS
(Unaudited)

For the Six Months Ended June 30, 2003

INVESTMENT INCOME
  Dividends from mutual funds                                 $    62,617
  Dividends from securities                                        17,744
  Interest                                                            571
                                                              -----------
  Total investment income                                          80,932
                                                              -----------
EXPENSES
  Management fees                                                 176,128
  Interest expense                                                 69,563
  Distribution fees                                                58,709
  Administrative and fund accounting fees                          53,660
  Transfer agent fees and expenses                                 44,361
  Professional fees                                                36,394
  Custody fees                                                     12,045
  Reports to shareholders                                           3,011
  State registration fees                                           1,082
  Directors' fees                                                     764
  Miscellaneous expenses                                            9,752
                                                              -----------
  Total expenses before reimbursement                             465,469
  Expenses reimbursed                                             (43,651)
                                                              -----------
    Net expenses                                                  421,818
                                                              -----------
NET INVESTMENT LOSS                                              (340,886)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Change in unrealized appreciation/depreciation on
    investments                                                 6,633,104
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                             $ 6,292,218
                                                              ===========

                    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
                                                          STATEMENTS.          5

LIFETIME ACHIEVEMENT FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED                 YEAR ENDED
                                                              JUNE 30, 2003            DECEMBER 31,
                                                               (UNAUDITED)                 2002
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss                                         $  (340,886)            $  (386,404)
  Net realized loss on investments                                    -                (5,463,204)
  Change in unrealized appreciation/depreciation on
    investments                                                 6,633,104                 661,173
                                                             ---------------------------------------
    Net increase (decrease) in net assets resulting from
     operations                                                 6,292,218              (5,188,435)
                                                             ---------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                  2,857,798               6,634,452
  Redemption of shares                                         (2,075,623)             (7,295,251)
                                                             ---------------------------------------
    Net increase (decrease) from capital share transactions       782,175                (660,799)
                                                             ---------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         7,074,393              (5,849,234)
NET ASSETS
  Beginning of period                                          46,547,651              52,396,885
                                                             ---------------------------------------
  End of period                                               $53,622,044             $46,547,651
                                                             =======================================
TRANSACTIONS IN SHARES
  Shares sold                                                     479,854               1,039,728
  Shares redeemed                                                (351,304)             (1,243,130)
                                                             ---------------------------------------
  Net increase (decrease)                                         128,550                (203,402)
                                                             =======================================

 6         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

LIFETIME ACHIEVEMENT FUND, INC.
FINANCIAL HIGHLIGHTS



                                          FOR THE               FOR THE YEAR          FOR THE YEAR           FOR THE PERIOD
                                     SIX MONTHS ENDED              ENDED                 ENDED               JULY 5, 2000(A)
                                       JUNE 30, 2003            DECEMBER 31,          DECEMBER 31,                 TO
                                        (UNAUDITED)                 2002                  2001              DECEMBER 31, 2000
SELECTED PER SHARE DATA
  Net asset value, beginning
    of period                               $5.97                   $6.55                 $8.30                   $10.00
                                 --------------------------------------------------------------------------------------------
  Income from investment
    operations
    Net investment loss(b)                  (0.04)(c)               (0.05)                (0.06)(c)                (0.01)(c)
    Net realized and
      unrealized gain (loss)
      on investments                         0.84                   (0.53)                (1.53)                   (1.62)
                                 --------------------------------------------------------------------------------------------
    Total from investment
      operations                             0.80                   (0.58)                (1.59)                   (1.63)
                                 --------------------------------------------------------------------------------------------
    Less distributions from
      realized gains                          -                       -                   (0.16)                   (0.07)
                                 --------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF
    PERIOD                                  $6.77                   $5.97                 $6.55                    $8.30
                                 ============================================================================================
  Total return(d)                           13.40%(e)               (8.85)%              (19.22)%                 (16.25)%(e)
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (in thousands)                        $53,622                 $46,548               $52,397                  $47,914
  Ratio of expenses to
    average net assets(b)
    With expense
      reimbursement and
      service fee                            1.80%(f)(g)             1.51%(h)              1.50%                    1.50%(f)
    Without expense
      reimbursement and
      service fee                            1.98%(f)(i)             1.51%(h)              1.64%                    1.98%(f)
  Ratio of net investment
    loss to average net
    assets                                  (1.45)%(f)              (0.75)%               (0.84)%                  (0.46)%(f)
  Portfolio turnover rate                       0%(e)                  35%                   24%                       1%(e)

(a) Commencement of operations.
(b) Recognition of the Fund's net investment income is affected by the timing of dividend declarations of investee funds. The expenses of the investee funds are excluded from the Fund's expense ratio.
(c) Net investment loss is net of expenses reimbursed by the Manager.
(d) Total return represents aggregate total return and does not reflect a sales charge.
(e) Not annualized.
(f) Annualized.
(g) The ratio of expenses to average net assets, excluding interest expense and costs of Fund borrowings was 1.50%.
(h) The ratio of expenses to average net assets, excluding interest expense and costs of Fund borrowings was 1.47%.
(i) The ratio of expenses to average net assets, excluding interest expense and costs of Fund borrowings was 1.69%.

                    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
                                                          STATEMENTS.          7

LIFETIME ACHIEVEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)


June 30, 2003


Lifetime Achievement Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and was organized as a Maryland corporation on September 2, 1999. The Fund currently consists of one series of common stock. The Fund invests primarily in mutual funds.

Shares of beneficial interest of the Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and noncumulative voting rights.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. Preparation of financial statements includes the use of management estimates. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in mutual funds are valued at the net asset value of each Fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the NASDAQ Official Closing Price; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which quotations are not readily available are valued at fair value as determined by Manarin Investment Counsel, Ltd. (the "Manager").

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

CASH -- The Fund classifies as cash amounts on deposit with the Fund's custodian. These amounts earn interest at variable interest rates. At June 30, 2003, the interest rate was 0.31%.

FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for federal income or excise taxes.

At December 31, 2002, the Fund had a federal income tax capital loss carryforward of $10,264,417. The carryforward expires as follows: $4,337,894 in 2009 and $5,926,523 in 2010. To the extent future gains are offset by capital loss carryforwards, such gains will not be distributed.

At June 30, 2003, the cost of securities, on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of Investments                                   $ 67,313,597
                                                      ============
Gross Unrealized Appreciation                         $  7,068,085
Gross Unrealized Depreciation                          (14,604,460)
                                                      ------------
Net Unrealized Appreciation
Depreciation on Investments                           $ (7,536,375)
                                                      ============

As of December 31, 2002, the components of accumulated earnings (deficit) were as follows:

Undistributed Ordinary Income                         $        -
Undistributed Long-Term Capital Gains                          -
                                                      ------------
Accumulated Earnings                                           -
Accumulated Capital and Other Losses                   (10,264,417)
                                                      ------------
Total Accumulated Earnings (Deficit)                  $(10,264,417)
                                                      ============

DISTRIBUTIONS TO SHAREHOLDERS -- The tax character of distributions paid during the years ended December 31, 2002 and December 31, 2001 were as follows:

                                          YEAR ENDED     YEAR ENDED
                                         DECEMBER 31,   DECEMBER 31,
                                             2002           2001
Ordinary Income                              $-          $   16,782
Net Long-Term Capital Gains                   -           1,182,958
                                             ----        ----------
Total                                        $-          $1,199,740
                                             ====        ==========

RECLASSIFICATIONS -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income and net realized gains on investments for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTY

The Manager is the Investment Adviser of the Fund. For its services, the Manager receives a fee at an annual rate of 0.75% of the Fund's average daily net assets. The Manager has voluntarily agreed to limit the Fund's total operating expenses, exclusive of interest expense and cost of Fund borrowings, to an annual rate of 1.50% for the fiscal year ending December 31, 2003. The Manager may terminate the expense limit at any time. For the six months ended June 30, 2003, the Manager reimbursed the Fund $43,651.

3. PURCHASES AND SALES OF SECURITIES

There were no purchases or sales of long-term securities for the six months ended June 30, 2003.

LIFETIME ACHIEVEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS -- (continued)
(Unaudited)


June 30, 2003


4. SERVICE AND DISTRIBUTION PLAN

A distribution plan was adopted by the Fund pursuant to Rule 12b-1 of the 1940 Act which permits the Fund to pay the Distributor (Manarin Securities Corporation) a fee not to exceed 0.25% of the average daily net assets of the Fund on an annual basis. Under the distribution plan, the Fund reimbursed the Distributor $35,501 for the six months ended June 30, 2003.

5. LOAN AND PLEDGE AGREEMENT

On February 12, 2002, the Fund entered into a Loan and Pledge Agreement (the "Loan Agreement") with Custodial Trust Company, a subsidiary of Bear Stearns Securities Corp. The Fund is permitted to borrow up to the lesser of 30% of the Fund's total assets, or the maximum amount permitted subject to the Fund's investment limitations. Amounts borrowed under the Loan Agreement are invested by the Fund, consistent with its investment objectives and policies, and as such are subject to normal market fluctuations and investment risks, including the risk of loss due to a decline in value. All loans are fully collateralized throughout the term of the loan with securities or other assets of the Fund that have an aggregate market value of at least twice the loan balance. Securities that have been pledged as collateral for outstanding loans are indicated in the Schedule of Investments.

Borrowings under the Loan Agreement are charged interest at the 30-day LIBOR rate plus 1.25%. For the six months ended June 30, 2003, borrowings under the Loan Agreement were as follows:

                                                      MAXIMUM
                                                       AMOUNT
 WEIGHTED     WEIGHTED                                BORROWED
 AVERAGE      AVERAGE       NUMBER       INTEREST      DURING
 INTEREST       LOAN        OF DAYS      EXPENSE        THE
   RATE       BALANCE     OUTSTANDING    INCURRED      PERIOD
  2.55%      $5,439,028       181        $69,563     $6,056,000

6. SECURITIES LENDING

On July 29, 2002, the Fund entered into a Master Securities Loan Agreement (the "Securities Lending Agreement") with Bear Stearns Securities Corp. (the "Lending Agent"). The Fund may loan designated securities to the Lending Agent, for which the Fund receives collateral in the form of cash and liquid securities that is maintained at not less than 102% of the value of the securities on loan daily. The Fund may invest the collateral at its discretion, subject to the Fund's normal investment objectives and restrictions.

Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loaned will be fully collateralized at all times, the Fund may experience delays in, or may be prevented from, recovering the collateral. During the period that the Fund seeks to enforce its rights against the borrower, the collateral and securities loaned remain subject to fluctuation in market value.

At June 30, 2003, the Fund had no securities on loan. For the six months ended June 30, 2003, the Fund had no lending income.

                               BOARD OF DIRECTORS

                                 David C. Coker
                               Roland R. Manarin
                               Charles H. Richter
                                   Lee Rohlfs
                                 Dr. Bodo Treu
                                Jerry Vincentini

                                    OFFICERS

               Roland R. Manarin, Chairman, President, Treasurer
                 Charles H. Richter, Vice President, Secretary

                                 LEGAL COUNSEL

                  Cline, Williams, Wright, Johnson & Oldfather
                               Lincoln, Nebraska

                                   CUSTODIAN

                                 UMB Bank, n.a.
                             Kansas City, Missouri

               ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

                            UMB Fund Services, Inc.
                            803 West Michigan Street
                           Milwaukee, Wisconsin 53233

                                    AUDITORS

                           PricewaterhouseCoopers LLP
                              Milwaukee, Wisconsin

                                  DISTRIBUTOR

                         Manarin Securities Corporation
                        11605 West Dodge Road, Suite One
                             Omaha, Nebraska 68154
                                  402-330-1166

                               INVESTMENT MANAGER

                        Manarin Investment Counsel, Ltd.
                        11605 West Dodge Road, Suite One
                             Omaha, Nebraska 68154
                                  402-330-1166

ITEM 2. CODE OF ETHICS

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEMS 5-6. RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. RESERVED

ITEM 9. CONTROLS AND PROCEDURES

(a)(i) The Principal Executive Officer and the Principal Financial Officer have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in the internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10.  EXHIBITS

(a) Code of Ethics. Not applicable to semi-annual reports for the period ended June 30, 2003.

(b) Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lifetime Achievement Fund, Inc.
-------------------------------

/s/ Roland R. Manarin
----------------------
Roland R. Manarin
Principal Executive Officer
September 5, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Roland R. Manarin
----------------------
Roland R. Manarin
Principal Executive Officer
September 5, 2003

/s/ Charles H. Richter
----------------------
Charles H. Richter
Principal Financial Officer
September 5, 2003